Label	Element	Value
Class Aand Class C [Member] | Russell Two Thousandindex [Member] | S000012142 [Member] | C000033106 [Member]
1 Year	rr_AverageAnnualReturnYear01	19.96%
10 Years	rr_AverageAnnualReturnYear10	13.29%
5 Years	rr_AverageAnnualReturnYear05	14.21%
Class Aand Class C [Member] | Russell Two Thousandindex [Member] | S000012142 [Member] | C000033105 [Member]
1 Year	rr_AverageAnnualReturnYear01	19.96%
10 Years	rr_AverageAnnualReturnYear10	13.29%
5 Years	rr_AverageAnnualReturnYear05	14.21%
Class Aand Class C [Member] | Return After Taxeson Distributions [Member] | S000012142 [Member] | C000033106 [Member]
1 Year	rr_AverageAnnualReturnYear01	14.53%
10 Years	rr_AverageAnnualReturnYear10	12.60%
5 Years	rr_AverageAnnualReturnYear05	15.76%
Class Aand Class C [Member] | Return After Taxeson Distributions [Member] | S000012142 [Member] | C000033105 [Member]
1 Year	rr_AverageAnnualReturnYear01	10.88%
10 Years	rr_AverageAnnualReturnYear10	12.92%
5 Years	rr_AverageAnnualReturnYear05	15.52%
Class Aand Class C [Member] | Return After Taxeson Distributionsand Saleof Fund Shares [Member] | S000012142 [Member] | C000033106 [Member]
1 Year	rr_AverageAnnualReturnYear01	8.60%
10 Years	rr_AverageAnnualReturnYear10	10.74%
5 Years	rr_AverageAnnualReturnYear05	12.83%
Class Aand Class C [Member] | Return After Taxeson Distributionsand Saleof Fund Shares [Member] | S000012142 [Member] | C000033105 [Member]
1 Year	rr_AverageAnnualReturnYear01	6.44%
10 Years	rr_AverageAnnualReturnYear10	11.01%
5 Years	rr_AverageAnnualReturnYear05	12.62%
Class H [Member] | Dowjonesindustrialaverageindex [Member] | S000003705 [Member]
1 Year	rr_AverageAnnualReturnYear01	9.72%
10 Years	rr_AverageAnnualReturnYear10	12.97%
5 Years	rr_AverageAnnualReturnYear05	14.65%
Class H [Member] | Return After Taxeson Distributions [Member] | S000003705 [Member] | C000010372 [Member]
1 Year	rr_AverageAnnualReturnYear01	1.93%
10 Years	rr_AverageAnnualReturnYear10	18.90%
5 Years	rr_AverageAnnualReturnYear05	20.74%
Class H [Member] | Return After Taxeson Distributionsand Saleof Fund Shares [Member] | S000003705 [Member] | C000010372 [Member]
1 Year	rr_AverageAnnualReturnYear01	1.14%
10 Years	rr_AverageAnnualReturnYear10	16.54%
5 Years	rr_AverageAnnualReturnYear05	17.31%